INITIAL PUBLIC OFFERING (Details) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 03, 2022	Mar. 01, 2022	Mar. 31, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING
Purchase price per unit			$ 10.25	$ 10.25
IPO
INITIAL PUBLIC OFFERING
Number of units sold		7,000,000	8,050,000	8,050,000
Purchase price per unit	$ 10.00	$ 10.00	$ 10	$ 10
Proceeds from issuance initial public offering	$ 80,500,000	$ 80,500,000
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	1,050,000	1,050,000
Purchase price per unit			$ 11.50	$ 11.50